Segment Information (Revenues and NOI for Reportable Segment) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Total property revenues									$ 445,650	$ 384,603	$ 336,238	[1]
Management fee income									899	1,017	680	[1]
Total operating revenues									446,549	385,620	336,918	[1]
Net Operating Income									266,729	231,161	201,214	[1]
Discontinued operations NOI included above									(4,137)	(10,912)	(10,985)	[1]
Depreciation and amortization									(114,139)	(100,648)	(88,651)	[1]
Acquisition expense									(2,236)	(3,319)	(2,035)	[1]
Property management expense									(19,761)	(18,436)	(15,968)	[1]
General and administrative expense									(11,479)	(14,488)	(11,189)	[1]
Interest and other non-property income									318	689	789	[1]
Interest expense	(13,862)	(12,921)	(12,674)	(12,792)	(9,240)	(14,867)	(13,626)	(13,469)	(52,249)	(51,202)	(53,803)	[1]
Loss on debt extinguishment									(654)	(754)	0	[1]
Amortization of deferred financing costs									(3,097)	(2,598)	(2,300)	[1]
Net casualty gains (loss) and other settlement proceeds									(13)	(475)	48	[1]
Gain (loss) on sale of non-depreciable assets									45	1,084	0	[1]
Gain on properties contributed to joint ventures									0	0	752	[1]
Loss from real estate joint ventures	(53)	(70)	(69)	(31)	(63)	(107)	(178)	(245)	(223)	(593)	(1,149)	[1]
Discontinued operations									42,260	16,412	2,049	[1]
Net Income (Loss) Attributable to Noncontrolling Interest	(104)	(3,138)	(135)	(148)	(92)	(118)	(135)	(76)	(3,525)	(421)	(473)	[1]
Net income attributable to MAA									98,738	46,517	18,979	[1]
Large Market Same Store
Revenues
Total property revenues									205,191	192,858	175,725	[1]
Net Operating Income									119,964	110,154	100,529	[1]
Secondary Market Same Store
Revenues
Total property revenues									165,867	160,274	152,194	[1]
Net Operating Income									96,480	91,844	86,879	[1]
Non Same Store And Other
Revenues
Total property revenues									74,592	31,471	8,319	[1]
Net Operating Income									$ 50,285	$ 29,163	$ 13,806	[1]

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